Property, Plant and Equipment and Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2025
Property, Plant and Equipment and Intangible Assets [Abstract]
Summary of Movements in Property Plant and Equipment and Intangible Assets

Movements in property, plant and equipment and intangible assets during the three months ended March 31, 2025 are outlined below:

(in USD and thousands)	River Vessels & Equipment	Ocean and Expedition Ships & Equipment	River Vessels under Construction	Ocean Ships under Construction	Office Equipment	Land & Buildings	Other Fixed Assets	Intangible Assets, including Goodwill	Total
Cost as of January 1, 2025	$2,713,263	$4,573,867	$314,717	$407,998	$19,311	$24,013	$53,621	$165,470	$8,272,260
Additions	21,219	193	107,373	5,320	251	521	178	16,427	151,482
Disposals	(1,430)	—	—	—	(287)	—	—	(9,414)	(11,131)
Reclassified from right-of-use-assets	—	—	—	—	22	—	—	—	22
Reclassified between assets	39,555	—	(39,555)	—	59	—	(59)	—	—
Effect of currency translation	2,859	—	810	—	109	896	24	116	4,814
Cost as of March 31, 2025	$2,775,466	$4,574,060	$383,345	$413,318	$19,465	$25,430	$53,764	$172,599	$8,417,447
Accumulated depreciation, amortization and impairment as of January 1, 2025	$(1,062,027)	$(588,074)	$—	$—	$(14,899)	$(8,726)	$(37,019)	$(104,411)	$(1,815,156)
Depreciation and amortization	(19,861)	(33,956)	—	—	(787)	(213)	(515)	(5,787)	(61,119)
Depreciation and amortization of disposals	305	—	—	—	286	—	—	8,767	9,358
Reclassified from right-of-use-assets	—	—	—	—	(22)	—	—	—	(22)
Effect of currency translation	(1,210)	—	—	—	(80)	(366)	(10)	(102)	(1,768)
Accumulated depreciation, amortization and impairment as of March 31, 2025	$(1,082,793)	$(622,030)	$—	$—	$(15,502)	$(9,305)	$(37,544)	$(101,533)	$(1,868,707)
Net book value
As of January 1, 2025	$1,651,236	$3,985,793	$314,717	$407,998	$4,412	$15,287	$16,602	$61,059	$6,457,104
As of March 31, 2025	$1,692,673	$3,952,030	$383,345	$413,318	$3,963	$16,125	$16,220	$71,066	$6,548,740